Income Taxes (Schedule Of Components Of Deferred Tax Assets And Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Deferred tax assets:
Liability for employees' retirement benefits	¥ 458,453	¥ 474,772
Accrued enterprise tax	12,954	18,241
Property, plant and equipment and intangible assets	349,013	381,764
Compensated absences	82,257	87,973
Accrued bonus	34,933	37,494
Unamortized purchases of leased assets	6,708	7,644
Operating loss carryforwards	201,211	197,012
Accrued liabilities for loyalty programs	45,477	61,818
Deferred revenues regarding Nikagetsu Kurikoshi	10,723	13,000
Investments in affiliates	102,848	106,989
Other	186,501	165,939
Total gross deferred tax assets	1,491,078	1,552,646
Less-Valuation allowance	(265,950)	(259,921)
Total deferred tax assets	1,225,128	1,292,725
Deferred tax liabilities:
Unrealized gains on securities	(64,773)	(34,431)
Investment in subsidiary, principally arising upon issuance of stock	(226,474)	(300,554)
Property, plant and equipment and intangible assets	(202,264)	(216,869)
Investments in affiliates	(59,687)	(58,331)
Other	(64,483)	(39,145)
Total gross deferred tax liabilities	(617,681)	(649,330)
Net deferred tax assets	¥ 607,447	¥ 643,395